Retirement Plans - Estimated Future Benefit Payments (Details 14) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
United States Pension Plan of US Entity, Defined Benefit [Member]
Estimated Future Benefit Payments
2015	$ 15,652
2016	16,532
2017	16,763
2018	16,873
2019	17,124
Thereafter	86,449
Foreign Pension Plans [Member]
Estimated Future Benefit Payments
2015	413
2016	558
2017	421
2018	555
2019	651
Thereafter	4,217
Other Postretirement Benefit Plan [Member]
Estimated Future Benefit Payments
2015	342
2016	336
2017	329
2018	322
2019	315
Thereafter	$ 1,459